Direct Operating Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Direct Operating Costs [Abstract]
Depreciation and amortization	$ 211	$ 236	$ 283
Transportation and distribution	184	162	145
Operations and maintenance	56	49	39
Compensation	59	44	34
Cost of inventory	5	8	4
Other	27	27	22
Total	$ 542	$ 526	$ 527